SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Accounts payable	$ 3,497,580	$ 200,660
Other payables and accruals	2,693,575	706,874
Deferred revenues	2,370,026	505,424	$ 322,826
Lease liabilities	156,195	237,675		$ 365,356
Warrant liabilities	28,553,000
Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	3,497,580	200,660
Other payables and accruals	2,693,575	706,874
Deferred revenues	2,370,026	505,424
Lease liabilities	156,195	237,675
Warrant liabilities	28,553,000
Total liabilities	37,270,376	1,685,212
Due to a related company		34,579
Contractual liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	3,497,580	200,660
Other payables and accruals	2,693,575	706,874
Deferred revenues	2,370,026	505,424
Lease liabilities	156,195	126,808
Warrant liabilities
Total liabilities	8,717,376	1,574,345
Due to a related company		34,579
Contractual liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Other payables and accruals
Deferred revenues
Lease liabilities		110,867
Warrant liabilities	28,553,000
Total liabilities	$ 28,553,000	110,867
Due to a related company